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                                      Rule 497(e) File Nos. 2-90518 and 811-4006


Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MARCH 1, 2000

CITIFUNDS(R) BALANCED PORTFOLIO

On July 13, 2000, the Board of Trustees of CitiFunds Balanced Portfolio approved an agreement and plan of reorganization between CitiFunds Balanced Portfolio and Smith Barney Balanced Fund. The agreement and plan of reorganization is subject to approval by shareholders of CitiFunds Balanced Portfolio.

In addition, after September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.

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                                      Rule 497(e) File Nos. 2-90518 and 811-4006


Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MARCH 1, 2000

CITISELECT(R) FOLIO 100 INCOME
CITISELECT(R) FOLIO 200 CONSERVATIVE
CITISELECT(R) FOLIO 300 BALANCED
CITISELECT(R) FOLIO 400 GROWTH
CITISELECT(R) FOLIO 500 GROWTH PLUS

CITISELECT FOLIO 100 INCOME

CitiSelect Folio 100 Income is no longer accepting purchase orders for its shares and will be liquidated no later than September 8, 2000. In order to achieve an orderly liquidation, the fund's assets will be converted into cash and money market securities commencing not later than August 14, 2000. After that conversion, the fund will no longer be pursuing its stated investment objective.

You may redeem your shares in the fund at any time without redemption fees, and, if you are a Class B shareholder, imposition of any contingent deferred sales charge will be waived. You may exchange your fund shares at any time prior to the liquidation for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.

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CITISELECT FOLIO 200 CONSERVATIVE
CITISELECT FOLIO 300 BALANCED
CITISELECT FOLIO 400 GROWTH
CITISELECT FOLIO 500 GROWTH PLUS

On July 13, 2000, the Board of Trustees of CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth, and CitiSelect Folio 500 Growth Plus approved agreements and plans of reorganization between each CitiSelect Portfolio and the corresponding Smith Barney fund listed in the table below.

CITISELECT PORTFOLIO                      ACQUIRING SMITH BARNEY FUND
--------------------------------------------------------------------------------
CitiSelect Folio 200 Conservative         Smith Barney Balanced Fund
CitiSelect Folio 300 Balanced             Smith Barney Balanced Fund
CitiSelect Folio 400 Growth               Smith Barney Premium Total Return Fund
CitiSelect Folio 500 Growth Plus          Smith Barney Fundamental Value Fund

The agreements and plans of reorganization are subject to approval by shareholders of the reorganizing CitiSelect Portfolios.

In addition, after September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.